Offerings - Offering: 1	Feb. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	70.695
Maximum Aggregate Offering Price	$ 106,042,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,235.11
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may become issuable under the Spire 2025 Equity Incentive Plan (the “Plan”) by reason of any stock split, stock dividend, recapitalization or similar transaction.

(2)	Represents the common stock, par value $1.00 per share (“Common Stock”) of Spire Inc. issuable pursuant to the Plan being registered hereby.
(3)

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The price for the Common Stock being registered hereby is based on a price of $70.965, the average of the high and low trading prices of the Common Stock as reported by the New York Stock Exchange on February 3, 2025, which is within five business days prior to the date of filing this Registration Statement.